Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communication Services - 3.6%
Alphabet, Inc. - Class A(a)	2,325,841	$351,039,182

Consumer Discretionary - 9.7%
Airbnb, Inc. - Class A(a)	828,884	136,732,705
Amazon.com, Inc.(a)	3,086,382	556,721,584
Chipotle Mexican Grill, Inc.(a)	89,458	260,033,831
		953,488,120

Financials - 16.2%
Arthur J Gallagher & Co.	886,963	221,776,229
Blackstone, Inc.	1,618,138	212,574,789
KKR & Co., Inc.	2,375,337	238,911,395
MSCI, Inc. - Class A	424,488	237,904,300
Progressive Corp.	1,236,455	255,723,623
Visa, Inc. - Class A	1,537,885	429,192,946
		1,596,083,282

Health Care - 15.5%
Agilent Technologies, Inc.	955,666	139,058,960
Danaher Corp.	1,336,253	333,689,098
Edwards Lifesciences Corp.(a)	3,067,959	293,174,162
IDEXX Laboratories, Inc.(a)	422,719	228,238,670
Thermo Fisher Scientific, Inc.	464,284	269,846,504
West Pharmaceutical Services, Inc.	660,776	261,475,671
		1,525,483,065

Industrials - 9.4%
Fortive Corp.	3,226,109	277,509,896
Uber Technologies, Inc.(a)	3,902,553	300,457,556
Veralto Corp.	1,891,073	167,662,532
Verisk Analytics, Inc.	765,847	180,533,113
		926,163,097

Information Technology - 39.9%
Atlassian Corp. - Class A(a)	1,037,289	202,385,457
Cadence Design Systems, Inc.(a)	731,907	227,828,011
Dynatrace, Inc.(a)	4,003,079	185,902,989
Gartner, Inc.(a)	478,433	228,054,658
Intuit, Inc.	688,024	447,215,600
KLA Corp.	238,696	166,745,865
Marvell Technology, Inc.	3,659,441	259,381,178
Microsoft Corp.	1,509,096	634,906,869
Monolithic Power Systems, Inc.	416,529	282,165,075
NVIDIA Corp.	924,476	835,319,534
ServiceNow, Inc.(a)	501,858	382,616,539
Workday, Inc. - Class A(a)	359,394	98,024,714
		3,950,546,489

Materials - 1.8%
Ecolab, Inc.	782,980	180,790,082
TOTAL COMMON STOCKS (Cost $5,673,404,562)		9,483,593,317

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Real Estate - 2.0% American Tower Corp.	1,004,188	198,417,507
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $187,579,552)		198,417,507

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class Z, 5.19%(b)	149,456,957	149,456,957
TOTAL SHORT-TERM INVESTMENTS (Cost $149,456,957)		149,456,957

TOTAL INVESTMENTS - 99.6% (Cost $6,010,441,071)		$9,831,467,781
Other Assets in Excess of Liabilities - 0.4%		39,157,723
TOTAL NET ASSETS - 100.0%		$9,870,625,504

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Brown Advisory Sustainable Growth Fund
	Level 1	Level 2	Level 3
Common Stocks	9,483,593,317	–	–
Real Estate Investment Trusts	198,417,507	–	–
Money Market Funds	149,456,957	–	–
Total Investments	9,831,467,781	–	–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.